Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
Balance as of June 30, 2019	$—
Additions due to acquisitions	20,254,309
Balance as of June 30, 2020	$20,254,309

Schedule of intangible assets

	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount
Acquired developed technology	4.42	$7,370,000	$(679,696)	$6,690,304
Acquired trade names	7.40	420,000	(23,248)	396,752
Customer relationships	1.75	220,000	(24,475)	195,525
Other intangible assets, not yet placed into service	N/A	211,394	—	211,394
Intangible assets		$8,221,394	$(727,419)	$7,493,975

Capitalized software - In-service	1.86	2,852,044	(560,528)	2,291,516
Capitalized software - Work in Progress	N/A	337,788	—	337,788
Total Capitalized Software		3,189,832	(560,528)	2,629,304
Total finite-lived intangible assets		$11,411,226	$(1,287,947)	$10,123,279

Schedule of capitalized software and purchased intangible assets
	Acquired Intangible Assets	Capitalized Software
2021	$1,711,444	$1,325,851
2022	1,663,607	806,012
2023	1,490,511	63,838
2024	1,469,778	63,838
2025	813,444	31,977
Thereafter	133,797	—
Total	$7,282,581	$2,291,516